Subsequent Events, textual (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Subsequent Event [Line Items]
Subsequent Event, Date	Mar. 20, 2013
[LoanSecurityMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Jan. 18, 2013
Subsequent Event, Description	Jaluit Shipping Company Inc., owner of m/v Sideris GS, and on March 7, 2013 Silver Chandra Shipping Company Ltd., owner of m/v Norfolk, granted a first preferred ship mortgage to the Royal Bank of Scotland, as additional security to the Company’s credit facility.
[MyrtoDeliveryMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Jan. 25, 2013
Subsequent Event, Amount	23,850
[NewVesselAcquisitionMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 11, 2013
Subsequent Event, Amount	19,827
[TerminationOfAgreementsMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar. 01, 2013
Subsequent Event, Description	DSS and Diana Containerships Inc. and its subsidiaries, amicably terminated the respective administrative and management agreements and DSS seized from being the manager of the group of Diana Containerships. On the same date the agreement between DSS and Diana Enterprises Inc., with respect to services provided to Diana Containerships was also terminated.
[DianaEnterprisesIncMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar. 15, 2013
Subsequent Event Fee Amount	208
Subsequent Event, Term of Contract	13 months
[ConstructionContractsMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar. 04, 2013
Subsequent Event, Amount	4,350
[DeferredBonusMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar. 08, 2013
Subsequent Event, Amount	2,062
[StockCompensationPlanMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar. 08, 2013
Restricted stock issued subsequent to year-end	607,946
Subsequent Event, Amount	5,508
Vesting period of restricted stock issued	3 years
[DebtMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Mar. 19, 2013
Subsequent Event, Amount	18,000
[PendingLitigationMember]
Subsequent Event [Line Items]
Subsequent Event, Description	the Company's fleet manager, DSS, was indicted by a federal grand jury in Norfolk, Virginia for alleged violations of law concerning maintenance of books and records and the handling of waste oils on the vessel Thetis. The chief engineer and second assistant engineer of the vessel were also named as co-defendants in the indictment. DSS has cooperated with the Department of Justice since notice of the alleged violations was received in September 2012, and intends to continue to cooperate with the Department of Justice as appropriate. If this matter results in a trial, DSS intends to defend itself against any charges vigorously. As of December 31, 2012, the Company had accrued for its best estimate of a monetary exposure to loss as a result of this incident. The Company's management does not expect that these charges will have any material effect on its ongoing business, its relationships with its charterers or its other contractual arrangements.